Organization, Consolidation and Principal Activities	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Principal Activities
Organization, Consolidation and Principal Activities

1.Organization, Consolidation and Principal Activities

Quhuo Limited (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity as a whole) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on June 13, 2019. The Company, through its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity, are principally engaged in providing end-to-end operational solutions to on-demand consumer service businesses in industries, including food and grocery delivery, bike-sharing, ride-hailing, housekeeping in the People’s Republic of China (the “PRC”). Quhuo Limited, is a holding company with no substantive operations of its own.

The Company commenced operations through Beijing Quhuo Technology Co., Ltd. in 2012. In preparation of its initial public offering (“IPO”) in the United States, the Company underwent a series of restructuring in 2019 (the “Restructuring”) in order to establish the Company as the parent company and Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”) as the variable interest entity of the Company. On June 14, 2019, the Company incorporated a wholly-owned subsidiary, Quhuo Investment Limited (“Quhuo BVI”) in the British Virgin Islands (“BVI”). On June 17, 2019, the Company incorporated another wholly-owned subsidiary, Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”) in Hong Kong. On July 31, 2019, the Company incorporated a wholly-owned subsidiary, Beijing Quhuo Information Technology Co., Ltd. (“WFOE”) in the PRC.

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business primarily through the VIE and the subsidiaries of the VIE. The Company, through the WFOE, entered into power of attorney agreements and an exclusive call option agreement with the nominee shareholders of the VIE that gave the WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. Certain exclusive agreements were entered into with the VIE through the WFOE, which obligate the WFOE to absorb a majority of the risk of loss from the VIE’s activities and entitle the WFOE to receive a majority of its residual returns. In addition, the WFOE entered into an equity interest pledge agreement for equity interests in the VIE held by the nominee shareholders of the VIE. The Company also agreed to provide unlimited financial support to the VIE for its operations.

Despite the lack of technical majority ownership, the Company has effective control of the VIE through the VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE Agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to the Company. In addition, through the other exclusive agreements, which consist of exclusive call option agreement, exclusive business cooperation agreement, and equity interest pledge agreement, the Company, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from the VIE that could be potentially significant to the VIE. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE and its consolidated subsidiaries as required by SEC Regulation S-X Rule 3A-02 and Accounting Standard Codification (“ASC”) topic 810, Consolidation (“ASC 810”).

1.Organization, Consolidation and Principal Activities (continued)

As of June 30, 2023, RMB100,630 of accounts receivable of the VIE were pledged or collateralized. Creditors of the VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the VIE, through its 100% controlled subsidiary WFOE. The Company did not provide any financial or other support to the VIE other than what is obligated by the agreements described above. The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	87,579	86,635	11,948
Restricted cash	5,579	150	21
Short-term investments	2,500	—	—
Accounts receivable	495,046	495,004	68,264
Prepayments and other current assets	53,515	47,078	6,492
Inter-group balance due from Parent and WFOE	18	—	—
Amounts due from related parties	3,876	1,430	197
Total current assets	648,113	630,297	86,922
Non-current assets:
Property and equipment, net	11,251	8,623	1,189
Intangible assets, net	101,603	101,516	14,000
Operating lease right-of-use assets, net	5,562	7,719	1,064
Goodwill	65,481	65,481	9,030
Deferred tax assets	12,000	20,466	2,822
Other non-current assets	140,272	146,234	20,167
Total non-current assets	336,169	350,039	48,272
Total assets	984,282	980,336	135,194
LIABILITIES:
Current liabilities:
Accounts payable	293,281	310,115	42,767
Accrued expenses and other current liabilities	68,821	96,050	13,246
Short-term debt	65,434	95,705	13,198
Short-term lease liabilities	3,276	4,422	610
Inter-group balance due to Parent and WFOE	58,489	—	—
Total current liabilities	489,301	506,292	69,821
Non-current liabilities:
Deferred tax liabilities	814	924	127
Long-term debt	1,303	1,583	218
Long-term lease liabilities	1,103	2,066	285
Other non-current liabilities	66,880	66,601	9,185
Total non-current liabilities	70,100	71,174	9,815
Total liabilities	559,401	577,466	79,636

The VIE’s net asset balance was RMB424,881 and RMB 402,870 (US$55,558) as of December 31, 2022 and June 30, 2023, respectively.

1.Organization, Consolidation and Principal Activities (continued)

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive loss for the six months ended June 30, 2022 and 2023, respectively:

	Six Months Ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Revenue	1,863,795	1,724,336	237,797
Net income	13,133	5,027	693

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the six months ended June 30, 2022 and 2023, respectively:

	Six Months Ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	12,892	(30,836)	(4,252)
Net cash provided by/ (used in) investing activities	45,165	(6,036)	(832)
Net cash (used in)/ provided by financing activities	(41,443)	30,280	4,176
Effect of exchange rate changes on cash	(182)	218	30
Net increase/(decrease) in cash	16,432	(6,374)	(878)